Borrowings - Schedule of Borrowings not Including the Convertible Notes (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Borrowings	$ 2,596,627	$ 13,381,016	$ 14,669,280
Less: Debt Issuance Costs		(140,082)	(398,324)
Long Term Debt	2,596,627	13,240,934	14,270,956
Silverview Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Borrowings			12,250,000
Senior Notes [Member] | Silverview Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Borrowings		10,682,438	12,250,000
Senior Notes [Member] | PPP Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Borrowings	2,269,456	2,269,456	2,269,456	$ 2,269,456
Senior Notes [Member] | COVID19 TTS Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Borrowings	22,354	39,247
Senior Notes [Member] | City of Eugene [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Borrowings	$ 304,817	389,875
Senior Notes [Member] | 2023 Channel Partners Loan [Member]
Schedule of Borrowings not Including the Convertible Notes [Line Items]
Borrowings			$ 149,824